16. Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Cash at bank	$ 57,869	$ 54,920	$ 134,451
Cash on hand	274	473	123
Total cash and cash equivalent	$ 58,143	$ 55,393	$ 134,574	$ 165,091